RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related party transactions
Outstanding surplus notes	$ 800,000,000
Certain corporations with which the Company's directors were affiliated
Related party transactions
Premiums and policy fees or other amounts for insurance and investment products, interest on bonds and commissions on securities underwriting	51,000,000	13,100,000	13,400,000
Commission, interest on debt and investment products and fees	4,600,000	7,200,000	2,700,000
Golden Gate
Related party transactions
Outstanding surplus notes	800,000,000
PLICO
Related party transactions
Guarantee of synthetic lease financing	75,000,000
Noninsurance subsidiaries
Related party transactions
Fair value of outstanding loaned securities	$ 46,000,000